Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 6,169,815	$ 4,906,760
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	109,887	215,375
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	6,059,928	4,691,385
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments